Annual Total Returns- JPMorgan New York Tax Free Bond Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan New York Tax Free Bond Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.82%	3.69%	(0.75%)	4.92%	2.10%	(0.10%)	2.99%	0.93%	5.98%	3.88%